UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Ohio Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA Ohio Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                      Face
                    Amount    Municipal Bonds                                                                           Value
Ohio - 99.2%      $ 10,820    ABN AMRO MuniTops Certificates Trust, Ohio, GO, VRDN, Series 2003-34, 4.01%
                              due 12/01/2011 (a)(e)                                                                   $    10,820

                     5,000    ABN AMRO MuniTops Certificates Trust, Ohio, GO, VRDN, Series 2004-23, 4.01%
                              due 12/01/2011 (a)(d)                                                                         5,000

                     5,000    ABN AMRO MuniTops Certificates Trust, Ohio, VRDN, Series 2004-4, 4.01% due
                              6/01/2012 (a)(c)                                                                              5,000

                     7,595    ABN AMRO MuniTops Certificates Trust, South-Western City, Ohio, School District
                              Revenue Bonds, VRDN, Series 2001-7, 4.01% due 12/01/2007 (a)(c)                               7,595

                     4,930    ABN AMRO MuniTops Certificates Trust, Westerville, Ohio, City School District, VRDN,
                              Series 2001-3, 4.01% due 6/01/2009 (a)(f)                                                     4,930

                     1,990    Akron, Ohio, Income Tax Revenue Bonds, ROCS, VRDN, Series II-R-2137, 4.01% due
                              12/01/2020 (a)(d)                                                                             1,990

                       700    Ashtabula County, Ohio, Hospital Facilities Revenue Bonds (Ashtabula County Medical
                              Center Project), VRDN, 3.99% due 12/01/2007 (a)                                                 700

                     1,175    Barberton, Ohio, GO, State Improvement Notes, 4.50% due 11/16/2006                            1,180

                     2,515    Barberton, Ohio, Various Purpose Improvement Notes, GO, Refunding, 5% due 4/10/2007           2,541

                     2,265    Brunswick, Ohio, Storm Water Drainage System Notes, GO, 4.75% due 5/22/2007                   2,285

                     8,365    Butler County, Ohio, EDR (Great Miami Valley YMCA Project), VRDN, 4.03% due 9/01/2020 (a)     8,365

                     1,000    Butler County, Ohio, Various Purpose, GO, BAN, 4.50% due 9/21/2006                            1,002

                     3,800    Cincinnati, Ohio, City School District, GO, PUTTERS, VRDN, Series 315, 4.01%
                              due 6/01/2010 (a)(e)                                                                          3,800

                     4,160    Cleveland Heights, Ohio, GO, BAN, 4.25% due 12/07/2006                                        4,176


Portfolio Abbreviations

To simplify the listings of CMA Ohio Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
BAN          Bond Anticipation Notes
EDR          Economic Development Revenue Bonds
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDR          Industrial Development Revenue Bonds
MERLOTS      Municipal Extendible Receipt Liquidity Option Tender Securities
M/F          Multi-Family
PUTTERS      Puttable Tax Exempt Receipts
ROCS         Reset Option Certificates
VRDN         Variable Rate Demand Notes


CMA Ohio Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                      Face
                    Amount    Municipal Bonds                                                                           Value
Ohio              $  4,500    Clinton County, Ohio, Hospital Revenue Refunding Bonds (Memorial Hospital Project),
(concluded)                   VRDN, Series A-1, 4.07% due 8/01/2022 (a)                                               $     4,500

                     1,235    Clinton County, Ohio, Hospital Revenue Refunding Bonds (Saint Luke's Hospital
                              Project), VRDN, 3.97% due 12/01/2006 (a)                                                      1,235

                     4,015    Clinton County, Ohio, Hospital Revenue Refunding Bonds, VRDN, Series D-1, 3.97% due
                              12/01/2015 (a)                                                                                4,015

                     8,035    Columbus, Ohio, Regional Airport Authority, M/F Housing Revenue Refunding Bonds
                              (West Bay Apartments Project), VRDN, AMT, 4.07% due 12/01/2034 (a)                            8,035

                    10,000    Columbus, Ohio, Regional Airport Authority, Senior Capital Funding Revenue Bonds
                              (Oasbo Expanded Asset Pooled Financing Program), VRDN, 3.99% due 7/01/2035 (a)               10,000

                     4,510    Cuyahoga County, Ohio, Civic Facility Revenue Bonds (Fairfax Development Corporation),
                              VRDN, 4.04% due 6/01/2022 (a)                                                                 4,510

                     3,000    Cuyahoga County, Ohio, EDR (Cleveland Botanical Garden Project), VRDN, 3.99%
                              due 7/01/2031 (a)                                                                             3,000

                     4,425    Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (A.M. McGregor Home
                              Project), VRDN, 3.99% due 1/01/2034 (a)                                                       4,425

                     2,800    Cuyahoga County, Ohio, Health Care Facilities Revenue Bonds (Catholic Charities
                              Facilities), VRDN, 4.04% due 7/01/2012 (a)                                                    2,800

                     4,800    Cuyahoga County, Ohio, Hospital Facilities Revenue Bonds (Sisters of Charity Health
                              System), VRDN, 3.99% due 11/01/2030 (a)                                                       4,800

                       230    Cuyahoga County, Ohio, IDR (Athens Pastries Inc. Project), VRDN, AMT, 4.11% due
                              6/03/2009 (a)                                                                                   230

                       145    Cuyahoga County, Ohio, IDR (Erieview Metal Treating Project), VRDN, 4.11% due
                              5/05/2010 (a)                                                                                   145

                     3,330    Cuyahoga County, Ohio, IDR (King Nut Project), VRDN, AMT, 4.11% due 5/01/2021 (a)             3,330

                       810    Cuyahoga County, Ohio, IDR, Refunding (Curtiss Wright Project), VRDN, 4.09% due
                              12/01/2008 (a)                                                                                  810

                     1,710    Cuyahoga County, Ohio, IDR, Refunding (Parma Care Center Inc. Project), VRDN, AMT,
                              4.04% due 12/01/2011 (a)                                                                      1,710

                     3,600    Deerfield Township, Ohio, Tax Increment Revenue Bonds, Subordinated Notes, VRDN,
                              Series A, 4.03% due 12/01/2022 (a)                                                            3,600

                     2,720    Dover, Ohio, Various Purpose Improvement Notes, GO, 5% due 4/05/2007                          2,748

                     2,000    Eagle Tax-Exempt Trust, Cincinnati, Ohio, City School District, GO, VRDN, Series
                              2004-34, Class A, 4.02% due 12/01/2031 (a)(e)                                                 2,000

                     4,000    Eagle Tax-Exempt Trust, Cleveland, Ohio, Water District, VRDN, Series 98, Class 3501,
                              4.02% due 1/01/2021 (a)                                                                       4,000

                     2,550    Elyria, Ohio, GO, BAN, 4% due 10/18/2006                                                      2,556

                     1,900    Euclid, Ohio, GO, BAN, 4.50% due 5/31/2007                                                    1,911

                     2,500    Franklin County, Ohio, IDR, Refunding (Heekin Can Inc. Project), VRDN, 4.05% due
                              5/01/2007 (a)                                                                                 2,500

                    12,000    Fulton County, Ohio, Revenue Refunding Bonds (Fulton County Health Center), VRDN,
                              3.98% due 11/01/2035 (a)                                                                     12,000

                     3,100    Geauga County, Ohio, GO, BAN, 4% due 8/29/2006                                                3,105

                       265    Greene County, Ohio, IDR (FC Limited/AFC Stamping), VRDN, AMT, 4.11% due 9/01/2016 (a)          265

                     4,800    Hamilton County, Ohio, EDR (The Contemporary Arts Center), VRDN, 4.01% due
                              11/01/2021 (a)                                                                                4,800

                     4,035    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Sisters of Charity
                              Senior Care), VRDN, 4.02% due 8/01/2027 (a)                                                   4,035

                     1,240    Hamilton County, Ohio, Parking System Revenue Bonds, VRDN, 3.97% due 12/01/2026 (a)           1,240

                     3,200    Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community Urban
                              Redevelopment Corporation Project), VRDN, 4.02% due 8/01/2036 (a)                             3,200

                     3,720    Hancock County, Ohio, GO, Refunding, BAN, Series A, 4.25% due 11/10/2006                      3,735

                     5,915    Hancock County, Ohio, M/F Housing Revenue Bonds (Crystal Glen Apartments), VRDN,
                              AMT, Series A, 4.08% due 1/01/2031 (a)                                                        5,915

                       640    Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN, 4.11% due 12/01/2014 (a)               640

                     2,550    Independence, Ohio, EDR, Refunding (Rockside Spectrum Building), VRDN, 4.04% due
                              12/01/2016 (a)                                                                                2,550

                     3,625    Jackson, Ohio, Hospital Facilities, Revenue Refunding Bonds (Consolidated Health
                              System-Holzer Hospital), VRDN, 4.02% due 10/01/2029 (a)(g)                                    3,625

                     2,750    Kent, Ohio, GO, BAN, 4% due 10/19/2006                                                        2,757

                     4,955    Knox County, Ohio, Hospital Facilities Revenue Bonds (Knox Community Hospital
                              Project), VRDN, 3.99% due 12/01/2029 (a)                                                      4,955

                     1,450    Lake County, Ohio, GO, BAN, 4% due 7/25/2006                                                  1,451

                     2,500    Lebanon, Ohio, Various Purpose, GO, BAN, 4% due 9/19/2006                                     2,505

                     5,000    Licking County, Ohio, Sanitation and Sewer System Improvements, GO, BAN, 4.50%
                              due 11/30/2006                                                                                5,022

                     2,100    Lorain County, Ohio, IDR (Cutting Dynamics Project), VRDN, AMT, 4.11% due
                              11/01/2021 (a)                                                                                2,100

                     1,040    Lucas County, Ohio, EDR (Hammill Manufacturing Company Project), VRDN, AMT, 4.08%
                              due 5/01/2010 (a)                                                                             1,040

                        50    Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Children's Home Project),
                              VRDN, 4.14% due 12/01/2007 (a)                                                                   50

                       945    Lucas County, Ohio, Hospital Revenue Bonds (Sunshine Inc.-Northwest Ohio Project),
                              VRDN, 4.09% due 6/02/2014 (a)                                                                   945

                     1,685    Mahoning County, Ohio, IDR (Industrial Waste Control Project), VRDN, AMT, 4.11% due
                              12/01/2032 (a)                                                                                1,685

                     1,040    Mahoning County, Ohio, Revenue Bonds (Youngstown Community School Project), VRDN,
                              4.09% due 2/01/2017 (a)                                                                       1,040

                     6,105    Marion, Ohio, GO, BAN, 4.25% due 10/18/2006                                                   6,124

                     1,295    Marion, Ohio, GO, BAN (Legacy Crossing), 4.50% due 5/03/2007                                  1,303

                     6,940    Marysville, Ohio, Tax Increment Financing Revenue Refunding Notes, 4% due 9/13/2006           6,955

                     1,260    Mason, Ohio, IDR (O D M Properties LLC Project), VRDN, AMT, 4.21% due 11/01/2018 (a)          1,260

                       865    Medina County, Ohio, IDR (Partners in Plastics Project), VRDN, AMT, 4.11% due
                              9/01/2012 (a)                                                                                   865

                     1,885    Middletown, Ohio, Union Road Improvement Notes, GO, 4.25% due 11/02/2006                      1,892

                       600    Montgomery County, Ohio, EDR (Benjamin & Marian Project), VRDN, Series A, 4.04% due
                              4/01/2011 (a)                                                                                   600

                     2,270    Montgomery County, Ohio, Health Care Facilities Revenue Bonds (Kettering Affiliated
                              Project), VRDN, 4.05% due 5/01/2022 (a)                                                       2,270

                     1,505    Montgomery County, Ohio, Health Care Facilities Revenue Bonds (South Community Inc.
                              Project), VRDN, 4.09% due 9/01/2014 (a)                                                       1,505

                     1,420    Montgomery County, Ohio, IDR (Citywide Development Corporation Project), VRDN, AMT,
                              4.25% due 12/01/2013 (a)                                                                      1,420

                     5,440    Montgomery County, Ohio, M/F Housing Revenue Refunding Bonds (Timber Creek Village
                              Apartments), VRDN, AMT, 4.10% due 12/01/2027 (a)                                              5,440

                     1,210    Municipal Securities Trust Certificates Revenue Refunding Bonds (Ohio State Turnpike
                              Commission), VRDN, Series 2000-104, Class A, 4.02% due 11/14/2017 (a)(b)(d)                   1,210

                     1,465    Muskingum County, Ohio, Various Purpose, GO, BAN, 4% due 7/18/2006                            1,466

                     2,690    Muskingum County, Ohio, Various Purpose, GO, BAN, 4.50% due 7/17/2007                         2,705

                     2,500    North Ridgeville, Ohio, Capital Improvement and Equipment, GO, BAN, 4% due 9/21/2006          2,503

                     1,545    North Ridgeville, Ohio, Sanitation Sewer Improvement, GO, BAN, 4.50% due 9/21/2006            1,548

                     4,000    Ohio HFA, Mortgage Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series A02, 4.06%
                              due 3/01/2036 (a)(h)                                                                          4,000

                     2,100    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                              Gas and Electric), VRDN, Series A, 4.15% due 9/01/2030 (a)                                    2,100

                     2,100    Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                              Gas and Electric), VRDN, Series B, 4.17% due 9/01/2030 (a)                                    2,100

                     9,520    Ohio State, GO, PUTTERS, VRDN, Series 306, 4.01% due 11/01/2018 (a)                           9,520

                     2,465    Ohio State Higher Educational Facilities Commission Revenue Bonds (Mount Vernon
                              Nazareth College Project), VRDN, 4.04% due 9/01/2009 (a)                                      2,465

                     1,875    Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds
                              (Pooled Financing), VRDN, 4.05% due 12/01/2016 (a)                                            1,875

                     2,700    Ohio State IDR (University Forest Products Project), VRDN, AMT, 4.13% due
                              10/01/2020 (a)                                                                                2,700

                     3,200    Ohio State Solid Waste Revenue Bonds (Republic Services, Inc. Project), VRDN,
                              AMT, 4.25% due 11/01/2035 (a)                                                                 3,200

                     2,500    Ohio State Water Development Authority, Pollution Control Revenue Refunding
                              Bonds (Ohio Edison Company), VRDN, Series A, 4.10% due 6/01/2033 (a)                          2,500

                     1,935    Painesville, Ohio, GO, BAN, 4.50% due 11/14/2006                                              1,944

                     1,500    Perrysburg, Ohio, Library Improvements, GO, BAN, 3.65% due 11/09/2006                         1,502

                     2,600    Perrysburg, Ohio, Various Purpose, GO, BAN, 3.65% due 11/09/2006                              2,604

                       755    Portage County, Ohio, Industrial Revenue Bonds (John E. Susong Project), VRDN,
                              Series B, 4.11% due 5/02/2016 (a)                                                               755

                       910    Portage County, Ohio, Industrial Revenue Refunding Bonds (John E. Susong Project),
                              VRDN, Series A, 4.11% due 5/02/2011 (a)                                                         910

                     1,435    Portage County, Ohio, Industrial Revenue Refunding Bonds (PM Properties One Ltd.),
                              VRDN, AMT, 4.25% due 11/01/2012 (a)                                                           1,435

                     2,400    Powell, Ohio, GO, Refunding, BAN, 4% due 11/01/2006                                           2,407

                       450    Sandusky County, Ohio, IDR (Magnesium Refining Technologies Inc. Project), VRDN,
                              AMT, Series A, 4.11% due 9/01/2007 (a)                                                          450

                     2,550    Shaker Heights, Ohio, GO, Refunding, BAN, Series A, 4.75% due 5/11/2007                       2,571

                       775    Strongsville, Ohio, IDR (E&E Properties/Dupli Systems Project), VRDN, AMT, 4.19% due
                              2/01/2010 (a)                                                                                   775

                     1,800    Summit County, Ohio, Exempt Facility Revenue Bonds (KB Compost Services Inc. Project),
                              VRDN, AMT, 4.11% due 12/01/2011 (a)                                                           1,800

                       605    Summit County, Ohio, IDR (Waldonia Investment Project), VRDN, AMT, 5.30% due
                              7/01/2018 (a)                                                                                   605

                     2,500    Summit County, Ohio, Port Authority Revenue Bonds (Compost Services, Inc. Project),
                              VRDN, AMT, 4.11% due 4/01/2021 (a)                                                            2,500

                     1,200    Tiffin, Ohio, Sanitary Sewer Improvement Notes, GO, Series 2, 4.50% due 12/07/2006            1,205

                     3,500    Toledo, Ohio, City School District, GO, PUTTERS, VRDN, Series 655, 4.01% due
                              12/01/2011 (a)(d)                                                                             3,500

                     1,275    Trotwood, Ohio, GO, BAN, 5% due 3/23/2007                                                     1,287

                     3,500    Trumbull County, Ohio, IDR (Ellwood Engineered Casting Company), Refunding, VRDN,
                              AMT, 4.11% due 4/01/2013 (a)                                                                  3,500

                     2,000    Trumbull County, Ohio, IDR (McDonald Steel Corporation), VRDN, AMT, 4.11% due
                              4/01/2017 (a)                                                                                 2,000

                       275    Union County, Ohio, IDR (Union Aggregates Company Project), VRDN, AMT, 4.09% due
                              11/01/2006 (a)                                                                                  275

                     2,000    University of Toledo, Ohio, General Receipts Revenue Refunding Bonds, VRDN, 4.04% due
                              6/01/2032 (a)(d)                                                                              2,000

                     2,550    Upper Valley Joint Vocational School District, Ohio, GO, BAN, 4.25% due 11/28/2006            2,558

                       650    Valley View, Ohio, IDR (Porter Development Project), VRDN, AMT, 4.19% due 5/01/2016 (a)         650

                       765    Valley View, Ohio, IDR, Refunding and Improvement Bonds (Sweet Valley Dillon), VRDN,
                              4.11% due 4/01/2011 (a)                                                                         765

                       400    Warren County, Ohio, IDR (PAC Manufacturing LLC Project), VRDN, AMT, 4.14% due
                              12/01/2025 (a)                                                                                  400

                     1,935    West Chester Township, Ohio, BAN, 4% due 8/10/2006                                            1,937

                     3,565    West Chester Township, Ohio, Tax Increment Financing Revenue Bonds (West Chester
                              Streets Project), VRDN, 4.02% due 12/01/2021 (a)                                              3,565

                       775    Willoughby, Ohio, IDR (Malish Brush and Specialty), VRDN, AMT, 4.30% due 6/01/2009 (a)          775

                       235    Wood County, Ohio, IDR (Centaur Tool and Die Inc. Project), VRDN, AMT, 4.19%
                              due 8/01/2010 (a)                                                                               235

                     1,500    Wood County, Ohio, IDR (Jerl Machine Project), VRDN, AMT, 4.06% due 9/01/2016 (a)             1,500

                       435    Wooster, Ohio, IDR (Litco International Inc. Project), VRDN, AMT, 4.19% due
                              5/01/2010 (a)                                                                                   435

                              Total Investments (Cost - $317,275*) - 99.2%                                                317,275
                              Other Assets Less Liabilities - 0.8%                                                          2,409
                                                                                                                      -----------
                              Net Assets - 100.0%                                                                     $   319,684
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) AMBAC Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) MBIA Insured.

(g) Radian Insured.

(h) GNMA Collateralized.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Ohio Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Ohio Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Ohio Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA Ohio Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006